Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

Comprised as follows (U.S. dollars in thousands)

	December 31
	2025	2024
Cash at bank	$2,843	$854
Short-term bank deposits	2,066	3,247
Total cash and cash equivalent*	$4,909	$4,101

*Including cash held per commitment to EIB - see Note 10	$410	$364